Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Net operating loss carryforwards, federal	$ 3,874,000
Net operating loss carryforwards, state	$ 8,084,000
Operating loss carry forward, expiry date, description	expire beginning in the year 2029
Unrecognized tex benefit	$ 90,000	$ 90,000